INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
Thousands of U.S. dollars
Balance at
December

31,
2019 Additions Disposals Transfers
Reclassifications
between Intangible and
PP&E
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2020
Cost

Development

2,453 99 - 403 - (28) 174 3,101

Customer base

262,951 - (622) 639 - (22,656) 3,029 243,341

Software

201,405 2,859 (9,748) 8,327 12,572 (28,647) 1,349 188,117

Other intangible assets

61,647 - (97) 1,062 - (5,835) 181 56,958

Work

in progress

100 - (25) - - - - 75
Total cost 528,556 2,958 (10,492) 10,431 12,572 (57,166) 4,733 491,592
Accumulated
amortization

Development

(657) (165) - (400) - 59 (172) (1,335)

Customer base

(165,445) (19,848) 720 (630) - 15,695 (2,497) (172,005)

Software

(134,603) (23,405) 9,721 (9,966) - 18,228 (833) (140,858)

Other intangible assets

(44,890) (3,563) - 565 - 2,396 (223) (45,715)
Total accumulated
amortization
(345,594) (46,981) 10,441 (10,431) - 36,378 (3,725) (359,913)
Impairment (22,921) - - - - (2,116) - (25,037)
Net intangible assets 160,041 (44,023) (51) - 12,572 (22,904) 1,008 106,643
Thousands of U.S. dollars
Balance at
December

31,
2020 Additions Disposals Transfers
Reclassifications
between Intangible and
PP&E
Translation
differences
Hyperinflation
Adjustments
Balance at
December

31,
2021
Cost

Development

3,101 551 (94) (1,216) - (260) 269 2,351

Customer base

243,341 - (30) 21,534 - (17,886) 2,122 249,081

Software

188,117 62,137 (11,249) 1,413 - (12,138) 2,726 231,006

Other intangible
assets

56,958 - (1,873) (21,508) - (3,206) 266 30,637

Work

in progress

75 394 (29) (223) - (6) - 211
Total cost 491,592 63,082 (13,275) - - (33,496) 5,383 513,286
Accumulated
amortization

Development

(1,335) (161) 94 - - 216 (267) (1,453)

Customer base

(172,005) (21,970) 30 (14,315) - 11,672 (770) (197,358)

Software

(140,858) (36,529) 11,249 44 - 10,259 (1,445) (157,280)

Other intangible
assets

(45,715) (1,409) 1,873 14,271 - 2,045 (266) (29,201)
Total accumulated
amortization
(359,913) (60,069) 13,246 - - 24,192 (2,748) (385,292)
Impairment (25,037) - - - - 1,929 - (23,108)
Net intangible assets 106,643 3,012 (29) - - (7,375) 2,635 104,886
6) INTANGIBLE

ASSETS
The following

table

presents

the breakdown of intang

ible assets

at December 31,

2020 and 2021

and respective

changes

in the
year:
“Customer

base”

represents

the

fair

value,

of

the

intangible

assets

arising

from

customer

relationships

(tacit

or

explicitly
formulated

in contracts)

with Telefónica

Group and

with other

customers identified

in business

combination transactions.
In

terms

of

geographic

distribution,

in

2021

the

customer

base

corresponds

to

businesses

in Brazil

(
96,628

thousand

U.S.
dollars),

Spain (
49,994

thousand

U.S. dollars)

net of

impairment,

Mexico

(
46,280

thousand

U.S. dollars),

Peru

(
13,226

thousand

U.S.
dollars), Colombia

(
2,536

thousand

U.S.

dollars),

Chile (
7,315

thousand

U.S.

dollars) and Argentina

and Uruguay (
9,992

thousand

U.S.
dollars).
For December

31, 2021 and 2020

based on Company´s

evaluation

there are no

internal or external

factor that could

indicate

an
impairment

of Intangible

assets.